REVERSE RECAPITALIZATION (Details Textual)						9 Months Ended
		Oct. 11, 2017 shares	Oct. 10, 2017 $ / shares shares	Oct. 06, 2017 shares	May 16, 2017 shares	Sep. 30, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares
Common Stock, Shares Authorized						500,000,000	500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Outstanding						0	0	0
Sale of Stock, Number of Shares Issued in Transaction					3,600,000	3,600,000
Number of Common Stock Obligated to Issue			388,437
Subsequent Event [Member]
Common Stock, Shares Authorized			1,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001
Preferred Stock, Shares Authorized			100,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001
Common Stock, Shares, Outstanding			58,580,796
Sale of Stock, Percentage of Ownership after Transaction			84.00%
Sale of Stock, Number of Shares Issued in Transaction			3,600,000
Number of Common Stock Obligated to Issue			388,437
Shares Issued to GPIA	[1]		9,712,149
Number of Guarantee Warrants Converted to Class A Common Stock			344,828
Exercise Price of Guarantee Warrant | $ / shares			$ 1.16
Number of Class A Common Stock Issued			177,751
Subsequent Event [Member] | Adams Street Parners [Member]
Common Stock, Shares, Outstanding			497,018
Conversion of Stock, Shares Issued			42,556
GP Investments Acquisition Corp [Member]
Common Stock, Shares Authorized						400,000,000
Preferred Stock, Shares Authorized						20,000,000
GP Investments Acquisition Corp [Member] | Subsequent Event [Member]
Common Stock, Shares Authorized				1,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001
Preferred Stock, Shares Authorized				100,000,000
Business Combination Share Exchange Ratio			0.239412772
Sale of Stock, Number of Shares Issued in Transaction				3,600,000
Number of Common Stock Obligated to Issue		388,437
Number of Guarantee Warrants Converted to Class A Common Stock			344,828
Exercise Price of Guarantee Warrant | $ / shares			$ 1.16
Number of Class A Common Stock Issued			177,751
GP Investments Acquisition Corp [Member] | Subsequent Event [Member] | Adams Street Parners [Member]
Business Combination Share Exchange Ratio			0.2394

[1]	Represents the number of Company Shares held by former GPIA shareholders after the Delaware Domestication but immediately prior to consummation of the mergers on October 10, 2017. Includes 497,018 Company Shares held by Adams Street Partners and its affiliates, and closing date issuances of 3,600,000 Company Shares to GPIC Ltd, a Bermuda company (the “Sponsor”) and 388,437 Company Shares to financial advisors, as discussed in Note 11